(Schedule of Accounts Receivable Concentration Risk) (Details) (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013	Sep. 28, 2012
Spain
Segment Reporting Information [Line Items]
Accounts receivable	$ 11.5	$ 9.2	$ 15.0
Italy
Segment Reporting Information [Line Items]
Accounts receivable	$ 12.5	$ 12.6	$ 12.5